Background: (Details 2) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net loss	$ 507	$ (1,631)	$ (17,543)
Adjustments to reconcile loss to net cash provided by (used in) operating activities related to continuing operations:
Impairment of investment in other company			1,439
Adjustments related to continuing operations	$ (2,231)	$ (8,205)	(9,298)	$ 358
Previously Reported [Member]
Net loss			(16,966)
Adjustments to reconcile loss to net cash provided by (used in) operating activities related to continuing operations:
Impairment of investment in other company			862
Adjustments related to continuing operations			10,341
Restatement Adjustment [Member]
Net loss			(577)
Adjustments to reconcile loss to net cash provided by (used in) operating activities related to continuing operations:
Impairment of investment in other company			577
Adjustments related to continuing operations			$ 577